Label		Element	Value
MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

Market Vectors High-Yield Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Barclays Municipal Custom High Yield Composite Index (the “High Yield Index”).

Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	9.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The High Yield Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the High Yield Index, the Fund does not purchase all of the securities in the High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the High Yield Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the High Yield Index concentrates in an industry or group of industries. As of April 30, 2015, each of the industrial development, general obligation, health care and tobacco sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the High Yield Index concentrates in an industry or group of industries. As of April 30, 2015, each of the industrial development, general obligation, health care and tobacco sectors represented a significant portion of the Fund.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. The value and liquidity of many municipal securities have decreased as a result of the recent financial crisis, which has also adversely affected many municipal securities issuers and may continue to do so. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” Junk bonds are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for municipal securities that are junk bonds may be less liquid than the markets for higher quality securities or junk bonds issued by corporate issuers and, as such, may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities. The illiquidity of the market also could make it difficult for the Fund to sell certain securities in connection with a rebalancing of the High Yield Index. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value (“NAV”).

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations. Bonds are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Interest Rate Risk. Bonds are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most bonds go down. When the general level of interest rates goes down, the prices of most bonds go up. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and may begin to raise rates. In addition, bonds with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than bonds with shorter durations.

Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Private Activity Bonds Risk. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax. See the section of the Prospectus entitled “Shareholder Information—Tax Information” for more details.

Industrial Development Bond Risk. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. To the extent that the industrial development sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrial development sector. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal on such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.

Health Care Bond Risk. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. To the extent that the health care sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the health care sector. A major source of revenues for the health care industry is payments from Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may also affect the industry and the value and credit quality of health care bonds, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. The following elements may adversely affect health care facility operations: the implementation of national and/or state-specific health insurance exchanges; other national, state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services; and increases and decreases in the cost and availability of medical products.

Special Tax Bond Risk. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. To the extent that the special tax sector continues to represent a significant portion of the High Yield Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the special tax sector. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

Tobacco Bond Risk. To the extent that the tobacco sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the tobacco settlement sector. Tobacco settlement revenue bonds are generally neither general nor legal obligations of a state or any of its political subdivisions and neither the full faith and credit nor the taxing power nor any other assets or revenues of a state or of any political subdivision will be pledged to the payment of any such bonds. In addition, tobacco companies’ profits from the sale of tobacco products are inherently variable and difficult to estimate. There can be no guarantee that tobacco companies will earn enough revenues to cover the payments due under tobacco bonds. The revenues of tobacco companies may be adversely affected by the adoption of new legislation and/or by litigation.

Puerto Rico Risk. The Fund may invest in municipal obligations of issuers located in Puerto Rico. Consequently, the Fund may be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in municipal securities, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the High Yield Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the High Yield Index. Conversely, a positive development relating to an issuer of securities in the High Yield Index that is not held by the Fund could cause the Fund to underperform the High Yield Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the High Yield Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the High Yield Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the High Yield Index and deploying cash in connection with newly created Creation Units (defined herein). The Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the High Yield Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the High Yield Index as would be the case if the Fund purchased all of the securities in the High Yield Index in the proportions in which they are represented in the High Yield Index. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the High Yield Index is based on securities’ closing prices (i.e., the value of the High Yield Index is not based on fair value prices), the Fund’s ability to track the High Yield Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the High Yield Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the High Yield Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any bond fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the High Yield Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the High Yield Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund’s investments are concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or sectors or industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.marketvectorsetfs.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.marketvectorsetfs.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns (%)—Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2015 was 1.24%.

Best Quarter:	6.39%	1Q ’12
Worst Quarter:	-5.94%	4Q ’10

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.24%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.39%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.94%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF | Barclays Capital Municipal Custom High Yield Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past One Year		rr_AverageAnnualReturnYear01	15.90%
Past Five Years		rr_AverageAnnualReturnYear05	8.16%
Since Inception		rr_AverageAnnualReturnSinceInception	10.87%
MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF | MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fee		rr_ManagementFeesOverAssets	0.35%
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 443
Annual Return 2010		rr_AnnualReturn2010	1.86%
Annual Return 2011		rr_AnnualReturn2011	10.32%
Annual Return 2012		rr_AnnualReturn2012	16.73%
Annual Return 2013		rr_AnnualReturn2013	(8.50%)
Annual Return 2014		rr_AnnualReturn2014	14.29%
Past One Year		rr_AverageAnnualReturnYear01	14.29%
Past Five Years		rr_AverageAnnualReturnYear05	6.52%
Since Inception		rr_AverageAnnualReturnSinceInception	9.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 04, 2009
MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF | MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Past One Year		rr_AverageAnnualReturnYear01	14.17%
Past Five Years		rr_AverageAnnualReturnYear05	6.45%
Since Inception		rr_AverageAnnualReturnSinceInception	9.41%
MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF | MARKET VECTORS HIGH-YIELD MUNICIPAL INDEX ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Past One Year		rr_AverageAnnualReturnYear01	10.54%
Past Five Years		rr_AverageAnnualReturnYear05	6.32%
Since Inception		rr_AverageAnnualReturnSinceInception	8.82%

[1]	The investment management agreement between Market Vectors ETF Trust (the "Trust") and Van Eck Associates Corporation (the "Adviser") provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.